DERIVATIVE INSTRUMENTS (Schedule of Derivative Contracts on Unaudited Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Operating income (expenses)	$ (293)	$ 1,000
Financial income (expenses)	$ (617)	$ 37